SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Exchange Rates And Linkage Bases
	Israeli CPI	Exchange rate of one US dollar	Exchange rate of one Euro
	Points	NIS	NIS

December 31, 2022	109.4	3.519	3.753
December 31, 2021	103.9	3.110	3.520
December 31, 2020	101.1	3.215	3.944

	%

December 31, 2022	5.3	13.2	3.8
December 31, 2021	2.8	(3.3)	(10.8)
December 31, 2020	(0.7)	(7.0)	1.7

Schedule of Activity In The Allowance For Doubtful Accounts

	Year ended December 31,
	2022	2021	2020

Opening balance	173	214	227
Provision for credit losses	-	3	81
Customers write-offs/collection during the year	-	(52)	(111)
Foreign currency translation adjustments	(9)	8	17

Closing balance	162	173	214

Schedule of Fixed Assets Depreciation Rates
%

Machinery and equipment	5-33
Leasehold improvements	6-33
Motor vehicles	10-15
Office furniture and equipment	6-15

Schedule of Assumptions for Binomial Option Pricing Model
	2022	2021	2020

Dividend yield	0%	0%	0%
Expected volatility	77%-78%	76%-79%	86%
Risk-free interest	1.4%-4.0%	0.7%-1.3%	0.51%
Expected term	6.25 years	6.25 years	7 years
Forfeiture rate	0%	0%	0%

Schedule of Accumulated Other Comprehensive Loss, Net
	Year ended December 31,
	2022	2021	2020

Foreign currency translation adjustments	(2,527)	563	674

Total accumulated other comprehensive income	(2,527)	563	674